Equity (Details) - Schedule of Shareholder's Composition - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	101,017,081,114	101,017,081,114	101,017,081,114
% of Equity Holding Total	100.00%	100.00%
LQ Inversiones Financieras S.A. [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	46,815,289,329	46,815,289,329
% of Equity Holding Total	46.344%	46.344%
Banco de Chile on behalf of State Street [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	5,912,541,950	4,578,821,545
% of Equity Holding Total	5.853%	4.533%
Banco Santander on behalf foreign investors [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	5,218,796,247	5,152,721,486
% of Equity Holding Total	5.166%	5.101%
Banchile Corredores de Bolsa S.A. [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	5,093,108,613	5,136,168,146
% of Equity Holding Total	5.042%	5.084%
Inversiones LQ-SM Limitada [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	4,854,988,014	4,854,988,014
% of Equity Holding Total	4.806%	4.806%
Banco de Chile on behalf of non-resident third parties [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	4,366,453,313	4,469,302,412
% of Equity Holding Total	4.322%	4.424%
Banco de Chile on behalf Citibank New York [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	1,928,215,358	2,114,554,951
% of Equity Holding Total	1.909%	2.093%
Ever Chile SPA [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	1,888,369,814	1,888,369,814
% of Equity Holding Total	1.869%	1.869%
J P Morgan Chase Bank [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	1,540,646,308	912,758,708
% of Equity Holding Total	1.525%	0.904%
Inversiones Avenida Borgoño SPA [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	1,190,565,316	1,190,565,316
% of Equity Holding Total	1.179%	1.179%
Ever 1 BAE SPA [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	1,166,584,950	1,166,584,950
% of Equity Holding Total	1.155%	1.155%
Banco Santander Chile [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	1,036,254,726	727,463,267
% of Equity Holding Total	1.026%	0.72%
Larraín Vial S.A. Corredora de Bolsa [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	1,031,817,268	992,600,803
% of Equity Holding Total	1.021%	0.983%
A.F.P Habitat S.A. for A Fund [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	599,181,211	574,953,861
% of Equity Holding Total	0.593%	0.569%
BCI Corredores de Bolsa S.A.[Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	560,782,315	520,057,341
% of Equity Holding Total	0.555%	0.515%
Valores Security S.A. Corredores de Bolsa [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	516,827,332	516,590,290
% of Equity Holding Total	0.512%	0.511%
Inversiones CDP SPA [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	487,744,912	487,744,912
% of Equity Holding Total	0.483%	0.483%
A.F.P Cuprum S.A. for A Fund [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	486,057,153	665,713,252
% of Equity Holding Total	0.481%	0.659%
Santander S.A. Corredores de Bolsa Limitada [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	477,871,060	462,028,745
% of Equity Holding Total	0.473%	0.457%
BTG Pactual Chile S.A. Corredores de Bolsa [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	456,328,957
% of Equity Holding Total	0.452%
Subtotal [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	85,628,424,146	83,702,363,941
% of Equity Holding Total	84.766%	82.86%
Others shareholders [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	15,388,656,968	17,314,717,173
% of Equity Holding Total	15.234%	17.14%
A.F.P Capital S.A. for A Fund [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total		475,086,799
% of Equity Holding Total		0.47%